10. CONVERTIBLE NOTES PAYABLE	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

12% Convertible notes

December 2013 Issuance

The Company issued $530,000 in convertible notes on December 27, 2013.  These notes have an interest rate of 12%, payable quarterly, and mature on October 31, 2018.  They are convertible at any time on or before the maturity date at $5 per common share.  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days. The loan issuance costs and the value of the convertible feature totaling $278,853 will be amortized over the life of the notes from December 27, 2013 through October 31, 2018 on a straight line basis that approximates the effective interest method.

January 2014 Issuance

On January 29, 2014, the Company issued a further $1,605,000 in convertible notes to a group of accredited investors.  These notes have an interest rate of 12%, paid quarterly, and mature on October 31, 2018. They are convertible at any time on or before the maturity date at $5 per common share.  The Company can force conversion of these notes if the trading stock price has exceeded $10 per share for 20 consecutive trading days. The Company paid cash commission of $160,500 and other debt issuance costs of $32,100 to the registered broker dealer who placed the issue. The Company further issued 32,100 warrants to the broker dealer as additional compensation with an exercise of $5 and an intrinsic value of $280,875. The intrinsic value of the convertible feature was $2,808,750, but the total debt discount on the issuance is limited to $1,605,000, the principal balance of the convertible notes issued. The loan issuance costs and the value of the convertible feature, limited to a total of $1,605,000, will be amortized over the life of the notes from January 29, 2014 through October 31, 2018 on a straight line basis that approximates the effective interest method.

Conversion of Notes Payable

On March 31, 2014, four note holders converted their loan notes with principal balances totaling $255,000 and accrued interest of $3,669 into 51,733 shares of the Company’s common stock at a conversion price of $5 per share. The unamortized debt discount relating these convertible notes payable was amortized in full at the date of the conversion.

8 1/2% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 1/2% on December 31, 2013, amortizable over 15 years with a maturity date of December 31, 2018.  The note is convertible at any time on or before the maturity date at $5 per common share. The value of the convertible feature, calculated at $77,104, was recognized as a debt discount and will be amortized over the life of the note from December 31, 2013 through December 31, 2018 on a straight line basis that approximates the effective interest method.

During the three months ended March 31, 2014 we repaid principal balances of $943 in respect of this convertible note.

Convertible notes payable:

	Principal		Debt	Accrued
	Balance		Discount	Interest	Total
Balance at December 31, 2013	$700,000		$(355,163)	$871	$345,708

Issued in the period	1,605,000		(1,605,000)	-	-

Converted into shares of common stock	(255,000)		-	(3,669)	(258,669)

Amortization of debt discount	-		320,422	-	340,422

Payment of loan principal	(943)		-	-	(943)

Interest accrued during period	-		-	49,274	49,274

Interest paid during period	-		-	(46,476)	(46,476)

Balance at March 31, 2014	2,049,057		(1,640,535)	-	408,522

Less: Current portion	(5,927	) (1)	-	-	(5,927)
Long-term debt	$2,043,130		$(1,640,535)	$-	$402,595

(1)  The current portion represents the principal balance payable on the 81/2% convertible note payable in the twelve months following the balance sheet date.

12% Convertible notes

The Company issued $530,000 in convertible notes on December 27, 2013.  These notes have an interest rate of 12%, paid quarterly, and mature on October 31, 2018.  They are convertible at any time to shares of stock at $5.00 per share.  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days.

The Company paid commission of $63,600 and incurred other debit issuance costs of $2,540. The Company also issued 10,600 warrants with an exercise price of $5.00 per share as further compensation to the broker dealer who raised this funding for us.

We valued the convertible feature of the 12% convertible notes and the warrants issued to the broker dealer using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 127%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on these convertible notes payable will be amortized over the life of the notes from December 27, 2013 through October 31, 2018 on a straight line basis that approximates the effective interest rate method.

8 ½% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 ½% interest amortized over 15 years with a maturity date of  December 31, 2018.  This note is convertible at any time at $5.00 per share.

We valued the convertible feature of the 8 ½% Convertible note payable using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 104%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on this convertible note payable will be amortized over the life of the note from January 1, 2014 through January 2019 on a straight line basis that approximates the effective interest rate method

The table below summarizes our Convertible Notes activity during the year ended December 31, 2013:

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(278,853)	251,147
8% convertible notes issued December 31,2013	170,000	(77,104)	92,896
Amortization of debt discount	-	794	794
Total	700,000	(355,163)	344,837
Current portion of debt	(5,356)	2,426	(2,930)
Long term portion at December 31, 2013	$694,644	$(352,737)	$341,907